Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net Loss	$ (8,066)	$ (26,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,929	1,396
Equity-settled stock-based payment	68,146	52,916
Finance costs	(180)	376
Change in fair value of warrants liability		600
Deferred income taxes, net	(921)
Changes in operating assets and liabilities:
Trade receivables	(5,935)	(7,794)
Financing receivables, net	(8,542)
Other current assets	(1,319)	433
Accounts payable	(213)	803
Accrued liabilities	12,266	12,565
Customer deposits	2,249	11,141
Other payables	6,512	2,748
NET CASH PROVIDED BY OPERATING ACTIVITIES	65,926	48,731
INVESTING ACTIVITIES
Purchase of investment in equity securities	(2,250)
Purchase of property and equipment	(1,100)	(1,045)
Purchase of intangible assets	(2,750)
Purchase of financial assets	(16,053)	(1,692)
Proceeds from sale of financial assets	8,559	6,546
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(13,594)	3,809
FINANCING ACTIVITIES
Repurchase of common shares	(39,363)	(36,283)
Payment of employee taxes on certain stock-based arrangements	(2,928)	(2,832)
Proceeds from exercise of stock options	2,169	6,275
Distributions to non-controlling interest	(126)	(300)
NET CASH USED IN FINANCING ACTIVITIES	(40,248)	(33,140)
Net change in cash, cash equivalents and restricted cash	12,084	19,400
Cash, cash equivalents and restricted cash, beginning of period	47,465	27,655
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	2	410
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	59,551	47,465
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Warrants exercised		$ 861